Intangible assets - Summary of Breakdown of The Total Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	$ 22,357	$ 25,457	$ 31,554	$ 37,517
Brazil [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	815	886
Cayman Islands [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	$ 21,542	$ 24,571